Interest Receivable	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Interest Receivable
INTEREST RECEIVABLE

September 30,	2013	2012
	(In thousands)
Loans receivable	$41,043	$40,600
Mortgage-backed securities	6,428	5,187
Investment securities	1,747	1,070
	$49,218	$46,857

These amounts do not include interest income related to swaps of $182,000 for 2013. There were not any swaps for 2012.